ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2022	2021
Accrued employee compensation and benefits	$44,639	$51,953
Accrued expenses	18,983	13,149
Capital lease – short-term	-	84
Derivative instruments	3,208	-
Advances from customers	2,805	2,134
Income and indirect taxes payable	4,071	2,815
Total	$73,706	$70,135